RELATED PARTY BALANCES AND TRANSACTIONS (Details)	12 Months Ended
Sep. 30, 2016
Shijiazhuang Liyu Technology Development Co., Ltd. ("Liyu") [Member]
Related Party Nature Of Relationship	Being long-term investment of the Company (note 10)
Jilin Jinong Hi-tech Development Shares Co., Ltd. ("Jinong") [Member]
Related Party Nature Of Relationship	Being an equity investment of the Company prior to July 10, 2014
Henan Agriculture University [Member]
Related Party Nature Of Relationship	Being the non-controlling interest of Beijing Origin
Beijing Shihui Agriculture Ltd [Member]
Related Party Nature Of Relationship	Being owned by close family members of the Company’s Chairman
Neijiang Agriculture Institute [Member]
Related Party Nature Of Relationship	Being the non-controlling interest of Denong
Xinjiang Ginbo Seeds Center [Member]
Related Party Nature Of Relationship	Being the non-controlling interest of Xinjiang Origin